Contract Liabilities and Advances from Customers - Summary of Contract Liabilities and Advances from Customers (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred income including contract liabilities [abstract]
Contract Liabilities	€ 10,414	€ 16,545
Advances from customers	132,273	60,668
Total contract liabilities and advances from customers	142,687	77,213
Current	43,839	33,167
Non-current	€ 98,848	€ 44,046